Commitment and Contingencies (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expenses	$ 0	$ 0	$ 0